Financial Instruments (Details) - 12 months ended Dec. 31, 2025 - Currency risk [member] - Hedges of net investment in foreign operations [member] € in Millions, ₪ in Millions, $ in Millions		EUR (€)	ILS (₪)	USD ($)
BESS [Member]
Disclosure of detailed information about financial instruments [line items]
Type of hedge	[1]	Foreign currency forward contracts
Project	[1]	BESS
Amount receivable in transaction currency	[1]			$ 5.8
Amount payable in transaction currency | ₪	[1]		₪ 19.2
Expiration date	[1]	January 2027
Fair value	[1]			(0.2)
PV+BESS [Member]
Disclosure of detailed information about financial instruments [line items]
Type of hedge	[2]	Foreign currency forward contracts
Project	[2]	PV+BESS
Amount receivable in transaction currency	[2]			9.6
Amount payable in transaction currency | €	[2]	€ 8.3
Expiration date	[2]	March 2026
Fair value	[2]			$ (0.1)

[1]	Hedging transaction to hedge against the USD/NIS exchange rate, based on the schedule of payments to the main contractors of the projects.
[2]	Hedging transaction to hedge against the USD/EUR exchange rate, based on the schedule of payments to the main contractors of the projects.